Long-Term Notes Payable, Net - Schedule of Notes Payable Outstanding (Details) (Parenthetical) (USD $)			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			12 Months Ended
	Jan. 03, 2014	Dec. 31, 2013	Sep. 30, 2014 2008 Unsecured Promissory Note [Member]	Dec. 31, 2013 2008 Unsecured Promissory Note [Member]	Dec. 31, 2012 2008 Unsecured Promissory Note [Member]	Sep. 30, 2014 2009 Non-Mandatorily Convertible, Unsecured Note [Member]	Dec. 31, 2013 2009 Non-Mandatorily Convertible, Unsecured Note [Member]	Dec. 31, 2012 2009 Non-Mandatorily Convertible, Unsecured Note [Member]	Sep. 30, 2014 2013 Bridge Loan [Member]	Dec. 31, 2013 2013 Bridge Loan [Member]	Sep. 30, 2014 2014 Bridge Loan [Member]	Dec. 31, 2013 2014 Bridge Loan [Member]	Dec. 31, 2013 2009 Non Mandatorily Convertible [Member]	Dec. 31, 2012 2009 Non Mandatorily Convertible [Member]	Dec. 31, 2013 2010 Secured Promissory Notes [Member]	Dec. 31, 2012 2010 Secured Promissory Notes [Member]	Dec. 31, 2013 2011 Secured Promissory Notes [Member]	Dec. 31, 2012 2011 Secured Promissory Notes [Member]	Dec. 31, 2013 2012 Secured Promissory Notes [Member]	Dec. 31, 2012 2012 Secured Promissory Notes [Member]	Dec. 31, 2013 2013 Bridge Loan. Principal [Member]	Dec. 31, 2012 2013 Bridge Loan. Principal [Member]	Dec. 31, 2013 2012 Short Term Unsecured Promissory Notes [Member]	Dec. 31, 2012 2012 Short Term Unsecured Promissory Notes [Member]
Unsecured promissory note			$ 100,000	$ 100,000	$ 100,000	$ 500,000	$ 500,000	$ 500,000					$ 500,000
Repayment of unsecured debt			45,000	45,000	45,000
Repayment of unsecured debt by monthly payments			10,000	10,000	10,000
Debt interest amount			15,000	15,000	15,000
Dent maturity date			Feb. 07, 2014	Feb. 07, 2014	Feb. 07, 2014	Feb. 07, 2014	Feb. 07, 2014							Feb. 07, 2014
Debt instruments interest rate minimum															10.00%	10.00%							8.00%	8.00%
Debt instruments interest rate maximum															14.00%	14.00%							12.00%	12.00%
Issuance of preferred stock series B for warrants purchase						222,222	222,222						222,222	222,222	339,937	339,937			194,250	194,250			222,222	222,222
Percentage of accrued debt interest						8.00%	8.00%	8.00%	10.00%	10.00%	10.00%	10.00%	8.00%				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Secured Promissory note															549,450	549,450	1,015,934	1,015,934	349,650	349,650
Secured debt current amount															62,438	62,438	1,828,686	1,828,686
Percentage of increase debt instrument interest															2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Warrants issuance amount															612	612	1,829	1,829	350	350
Debt principal amount	2,076,000	8,489,036							3,180,806	3,180,806	2,076,000	2,076,000									3,180,806	3,180,806
Debt outstanding amount									2,621,195	2,621,195											2,621,195	2,621,195
Additional issuance of debt principal amount									559,611	559,611											559,611	559,611
Accurued interest for debt									$ 4,840,792	$ 4,840,792											$ 4,840,792	$ 4,840,792
Conversion price per share						$ 0.45	$ 0.45														$ 0.625	$ 0.625